Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions	12 Months Ended
Dec. 31, 2022
Ms. Lin Yu [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Individual
Relationship with the Group	Co-Founder and Chairman with majority voting control* [1]
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Health management
Relationship with the Group	Equity investee of the Group
AnPac Beijing [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Health management
Relationship with the Group	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Private equity investment
Relationship with the Group	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Investment management
Relationship with the Group	General partner of the shareholder
CRS Holdings Inc. [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Investor
Relationship with the Group	Controlled by Dr. Chris Chang Yu
Jiangsu AnPac [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Health management
Relationship with the Group	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Information technology
Relationship with the Group	Dr. Chris Chang Yu has significant influence over with this entity.
Xuedong Du [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Individual
Relationship with the Group	Director of the Group
Rouou Ying [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Individual
Relationship with the Group	Supervisor of AnPac Lishui
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Investor
Relationship with the Group	Equity investee of AnPac Muqing
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Health management
Relationship with the Group	Controlled by Shanghai Muqing industrial
Advanced Life [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Investor
Relationship with the Group	The Group owns 40% equity interest
Annadi Life Therapeutics Co., Ltd (“Annadi”) [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Health management
Relationship with the Group	Controlled by Advance
Xing Pu [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Individual
Relationship with the Group	Co-CFO
He Yu [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties that had transactions [Line Items]
Nature of the party	Individual
Relationship with the Group	Co-Founder and shareholder

[1]	Dr. Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board on April 6, 2022 and was appointed as Co-Chairman and Co-CEO in May 2022.